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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/15/2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 11/14/2007.

Institutional Investment Manager Filing this Report:

Name:     CITADEL LIMITED PARTNERSHIP
Address:  131 SOUTH DEARBORN CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GERALD A. BEESON
Title:    CHIEF FINANCIAL OFFICER
Phone:    (312) 395-3121

Signature, Place, and Date of Signing:

    /s/ Gerald Beeson         CHICAGO, ILLINOIS             11/14/2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:   $380,374
                                        (thousands)

List of Other Included Managers:

NONE

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
                                                              FORM 13F
Page 1 of 2                             Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)

Item 1:                  Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                 ---------- --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                              Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                    ----------------------------              ----------------
                                                          Shares of      (b) Shared
                         Title of    CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer            Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------          ---------- --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
ADVO INC CMN STK.......    Cmn     007585102  23,374,800    835,411  X                               n/a        X

BLS 27.5 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 079860902     746,640        488  X                               n/a      n/a

BLS 30.0 STRIKE AMER
  CALL 01/19/2008...... Opt (Call) 079860902     272,650        205  X                               n/a      n/a

BLS 32.5 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 079860902     313,040        301  X                               n/a      n/a

BLS 35.0 STRIKE AMER
  CALL 01/19/2008...... Opt (Call) 079860902     291,200        320  X                               n/a      n/a

BLS 35.0 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 079860902     466,900        580  X                               n/a      n/a

BLS 37.5 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 079860902     261,580        451  X                               n/a      n/a

DELTA PINE LAND CO CMN
  STK..................    Cmn     247357106  46,986,399  1,160,158  X                               n/a        X

HCA 30.0 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 404119909     609,395        307  X                               n/a      n/a

HCA 35.0 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 404119909     569,595        381  X                               n/a      n/a

HCA INC CMN STK........    Cmn     404119109  86,044,485  1,724,684  X                               n/a        X

INTRAWEST CORP CMN
  STOCK................    Cmn     460915200  50,629,388  1,465,819  X                               n/a        X

KINDER MORGAN INC.
  COMMON STOCK.........    Cmn     49455P101  12,711,490    121,235  X                               n/a        X

NFB 25.0 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 659424905     201,355        523  X                               n/a      n/a

NORTH FORK BANCORP CMN
  STOCK................    Cmn     659424105   1,701,531     59,411  X                               n/a        X

COLUMN TOTALS..........                      225,180,448                                                      n/a

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
                                                              FORM 13F
Page 2 of 2                             Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)

Item 1:                  Item 2:    Item 3:    Item 4:     Item 5:            Item 6:              Item 7:        Item 8:
-------                 ---------- --------- ------------ --------- ---------------------------- ------------ ----------------
                                                                                                              Voting Authority
                                                                       Investment Discretion                      (Shares)
                                                                    ----------------------------              ----------------
                                                          Shares of      (b) Shared
                         Title of    CUSIP       Fair     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
Name of Issuer            Class     Number   Market Value  Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
--------------          ---------- --------- ------------ --------- ---- ----------- ----------- ------------ ---- ------ ----
NS GROUP INC CMN STK...    Cmn     628916108  44,291,757    686,162  X                               n/a        X
ARAMARK CORP - CL B....    Cmn     038521100  17,906,203    544,924  X                               n/a        X
SYMBOL TECHNOLOGIES
  CMN STK..............    Cmn     871508107  17,779,113  1,196,441  X                               n/a        X
VERITAS DGC INC CMN
  STOCK................    Cmn     92343P107  74,962,464  1,138,901  X                               n/a        X
VTS 25.0 STRIKE AMER
  CALL 01/20/2007...... Opt (Call) 92343P907     254,200         62  X                               n/a      n/a
COLUMN TOTALS..........                      155,193,737
LONG MARKET VALUE......                      380,374,184
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